30. SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information
Schedule of cash and cash equivalents

Cash and cash equivalents were comprised of the following:

As at December 31,	2018	2017	2016
Cash	$342,874	$388,372	$457,686
Short-term investments(1)	425,559	90,673	324,720
Cash and cash equivalents	$768,433	$479,045	$782,406

(1)	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Schedule of income taxes paid, net of income taxes received

Income taxes paid, net of income taxes received was comprised of the following:

Years ended December 31,	2018	2017	2016
Income taxes paid	$(109,193)	$(85,503)	$(122,401)
Income taxes received	2,885	22,512	1,929
	$(106,308)	$(62,991)	$(120,472)

Schedule of interest paid, net of capitalized interest and interest received

Interest paid, net of capitalized interest and interest received was comprised of the following:

Years ended December 31,	2018	2017	2016
Interest paid	$(207,339)	$(219,773)	$(165,173)
Interest received	11,802	6,201	6,620
Capitalized interest	19,120	18,324	6,292
	$(176,417)	$(195,248)	$(152,261)

Schedule of reconciliation of the liabilities arising from financing activities

The reconciliation of the liabilities arising from financing activities was as follows:

	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2018	$3,543,377	$62,961	$369
Debt repricing costs	(10,190)	—	—
Cash outflows	(94,951)	(9,037)	(29)
Amortization of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment	22,497	—	—
Loss on voluntary payment (Note 24)	2,828	—	—
Gain on repricing (Note 24)	(6,901)	—	—
Cumulative effect adjustment (Note 3)	(36,072)	—	—
Other	—	191	—
Impact of foreign exchange	303,640	4,798	29
Balance as at December 31, 2018	$3,724,228	$58,913	$369

	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2017(1)	$3,856,097	$75,985	$422
Debt issue costs	(42,867)	—	—
Cash outflows	(31,620)	(8,436)	(30)
Amortization of deferred financing costs, interest rate floor and prepayment option	14,988	—	—
Other	—	18	2
Impact of foreign exchange	(253,221)	(4,606)	(25)
Balance as at December 31, 2017	$3,543,377	$62,961	$369

(1)	Balance of the indebtedness as at January 1, 2017, included $4,459 of accrued debt issue costs associated with the November 2016 refinancing which were paid in 2017.

	Indebtedness	Satellite performance incentive payments	Capital leases
Balance as at January 1, 2016	$4,063,221	$87,026	$—
Cash outflows	(4,008,356)	(8,934)	(30)
Cash inflows	3,935,576	—	—
Amortization of deferred financing costs, interest rate floors, prepayment option and premiums	12,971	—	—
Debt issue costs	(58,141)	—	—
Accrued debt issue costs	(4,459)	—	—
Write off of debt issue costs, interest rate floors, prepayment option and premiums	41,183	—	—
Non-cash additions(1)	(16,910)	—	474
Other	(150)	573	(2)
Impact of foreign exchange	(113,297)	(2,680)	(20)
Balance as at December 31, 2016	$3,851,638	$75,985	$422

(1)	Non-cash additions for the indebtedness includes $(25,581) relating to the interest rate floors on the Senior Secured Credit Facilities and $8,671 relating to the prepayment option on the Senior Notes.

Schedule of net change in operating assets and liabilities

The net change in operating assets and liabilities was comprised of the following:

As at December 31,	2018	2017	2016
Trade and other receivables	$22,056	$(13,272)	$(8,347)
Financial assets	(210)	3,975	(2,521)
Other assets	371	12,848	1,260
Trade and other payables	(4,695)	6,947	6,076
Financial liabilities	(1,026)	(13,748)	551
Other liabilities	72,317	51,502	103,618
	$88,813	$48,252	$100,637

Schedule of non-cash investing activities	Non-cash investing activities were comprised of:
Years ended December 31,	2018	2017	2016
Satellites, property and other equipment	$3,795	$9,515	$13,776
Intangible assets	$3,635	$(128)	$2,350